Loans and Advances to Banks - Additional Information (Detail) - EUR (€)	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Loans And Advances To Banks [Line Items]
Short-term deposits with central banks	€ 4,713,000,000		€ 4,032,000,000
Loans to banks	30,428,000,000		28,815,000,000
Loans and advances to banks	30,422,000,000	[1]	28,811,000,000	[1],[2]	€ 28,858,000,000
Risk management [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans and advances to banks	0
Non-subordinate receivables [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans and advances to banks	30,422,000,000		28,768,000,000
Subordinated receivables [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans and advances to banks			43,000,000
Receivables related to securities in reverse repurchase transactions [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans to banks	6,686,000,000		4,637,000,000
Receivables related to finance lease contracts [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans to banks	€ 51,000,000		€ 65,000,000

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.